UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   February 16, 2019 to March 15, 2019

Commission File Number of issuing entity:  333-165147-01

Central Index Key Number of issuing entity:  0001529658

J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-165147

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Bianca Russo (212) 648-0946
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3851352
38-3851353
38-7003224
(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884-2000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-SB			X
X-A			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On March 15, 2019 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on March 15, 2019

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	7.97%	3	$1,607,138.34

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 16, 2019 to March 15, 2019.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 5, 2019. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 7, 2019. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

Part II - OTHER INFORMATION

Item 6. Significant Obligors of Pool Assets.

The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with Item 1112(b)(1) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $18,799,427.00 for the twelve month period ended December 31, 2018. There are no current updates to the net operating income at this time.

SunTrust Bank, the lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan and the SunTrust Bank Portfolio II Mortgage Loan (loans # 2 and loan # 13, respectively, on Annex A-1 of the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)) constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement. Year-end financial information required under Item 1112(b) of Regulation AB, can be found in the tables below.

303 Peachtree Street, Northeast
Atlanta, GA 30308
FDIC Certificate #: 867 Bank Charter Class: SM

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		December 31, 2018
Income and Expense		(Year-to-date)
1 Number of institutions reporting		1
2 Total interest income		7,151,563
3 Total interest expense		1,021,835
4 Net interest income		6,129,728
5 Provision for loan and lease losses		217,746
6 Total noninterest income		2,742,317
7 Fiduciary activities		307,231
8 Service charges on deposit accounts		615,854
9 Trading account gains & fees		156,855
10 Additional noninterest income		1,662,377
11 Total noninterest expense		5,254,684
12 Salaries and employee benefits		2,834,754
13 Premises and equipment expense		531,510
14 Additional noninterest expense		1,888,420
15 Pre-tax net operating income		3,399,615
16 Securities gains (losses)		778
17 Applicable income taxes		581,162
18 Income before extraordinary items		2,819,231
19 Discontinued operations (Extraordinary gains - net)		0
20 Net income attributable to bank		2,810,166
21 Net income attributable to noncontrolling interests		9,065
22 Net income attributable to bank and noncontrolling interests		2,819,231
23 Net charge-offs		337,769
24 Cash dividends		2,300,000
25 Sale, conversion, retirement of capital stock, net		0
26 Net operating income		2,818,585

Definition	Dollar figures in thousands	SunTrust Bank
		Atlanta, GA
		December 31, 2018
Assets and Liabilities
1 Total employees (full-time equivalent)		21,405
2 Total assets		209,720,480
3 Cash and due from depository institutions		5,759,223
4 Interest-bearing balances		3,249,469
5 Securities		31,414,275
6 Federal funds sold & reverse repurchase agreements		144,546
7 Net loans & leases		151,773,966
8 Loan loss allowance		1,614,516
9 Trading account assets		3,426,523
10 Bank premises and fixed assets		1,464,664
11 Other real estate owned		71,522
12 Goodwill and other intangibles		7,954,644
13 All other assets		7,711,117
14 Total liabilities and capital		209,720,480
15 Total liabilities		185,103,651
16 Total deposits		164,741,704
17 Interest-bearing deposits		126,266,969
18 Deposits held in domestic offices		164,741,704
19 % insured		57.74%
20 Federal funds purchased & repurchase agreements		848,710
21 Trading liabilities		464,286
22 Other borrowed funds		15,506,772
23 Subordinated debt		863,602
24 All other liabilities		2,678,577
25 Total equity capital		24,616,829
26 Total bank equity capital		24,508,968
27 Perpetual preferred stock		0
28 Common stock		21,600
29 Surplus		13,403,690
30 Undivided profits		11,083,678
31 Noncontrolling interests in consolidated subsidiaries		107,861

Memoranda:
32 Noncurrent loans and leases	2,178,767
33 Noncurrent loans that are wholly or partially guaranteed by the U.S. government	1,634,657
34 Income earned, not collected on loans	1,087,096
35 Earning assets	189,396,933
36 Long-term assets (5+ years)	68,329,849
37 Average Assets, year-to-date	203,783,907
38 Average Assets, quarterly	207,623,765
39 Total risk weighted assets	182,980,935
40 Adjusted average assets for leverage capital purposes	202,547,540
41 Life insurance assets	1,604,286
42 General account life insurance assets	1,280,533
43 Separate account life insurance assets	136,816
44 Hybrid life insurance assets	186,937
45 Volatile liabilities	12,422,797
46 Insider loans	1,006,356
47 FHLB advances	5,003,350
48 Loans and leases held for sale	1,438,529
49 Unused loan commitments	98,102,976
50 Tier 1 (core) risk-based capital	20,160,135
51 Tier 2 risk-based capital	2,404,081
52 Total unused commitments	98,102,976
53 Derivatives	237,389,130

Item 7. Change in Sponsor Interest in the Securities.

None

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the March 15, 2019 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ Bianca Russo
Bianca Russo, Managing Director and Secretary

Date: March 28, 2019